Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2019	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Gain on deconsolidation					$ 53,739
Other assets current			156,448		156,448		$ 142,061	$ 480,370
Realized (gain) loss on cryptocurrency			10	(1,091)	(657)	16,363	16,241	(10,939)
Unrealized (gain) loss on cryptocurrency			16,885	116	(8,445)	(95,810)	(106,488)	135,729
Depreciation expense					$ 320,528	4,126	$ 5,332	2,639
Annual amortization on intangible assets					15 years		15 years
Amortization					$ 113,315	113,315	$ 150,400
Impairment			627,452		627,452
Long-term license agreement			1,869,905		1,869,905		1,983,220	2,133,620
Customer advance			$ 607,205		$ 607,205		$ 265,000
License Agreement [Member]
Number of shares issued during period		80,000,000
Value of shares issued during period		$ 2,256,000
Agreement term		15 years
Amortization		$ 150,400
Kuvera LATAM S.A.S [Member]
Gain on deconsolidation	$ 53,739